Organization and Business Operations (Details) (AWP, USD $) In Millions, unless otherwise specified	12 Months Ended		1 Months Ended	0 Months Ended	11 Months Ended
	Mar. 31, 2013	Aug. 01, 2012	Jul. 31, 2011 Sharing agreement acre item	Aug. 01, 2012 Karlsson	Nov. 30, 2011 Karlsson Operating Agreement acre item
Organization and Business Operations
Amount of cash contributions made	$ 11.0				$ 11.0
Number of Arizona state sections on which permits are held					42
Area transferred in exchange for equity interest (in acres)					31,000
Ownership percentage		50.00%			50.00%
Number of private mineral estate sections covered			101
Area of private mineral leases related to private mineral estates covered (in acres)			62,000
Ownership percentage acquired from Karlsson Group				50.00%